Supplement to the

Fidelity® Sustainable Target Date Funds

Fidelity® Sustainable Target Date 2035 Fund

May 10, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

FST35-SUSTK-0124-100	January 2, 2024
1.9911666.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Fidelity® Sustainable Target Date 2035 Fund

Class K

May 10, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

FST-K35-SUSTK-0124-100	January 2, 2024
1.9911596.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Fidelity® Sustainable Target Date 2035 Fund

Class K6

May 10, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

FSTK635-SUSTK-0124-100	January 2, 2024
1.9911597.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Fidelity® Sustainable Target Date 2035 Fund

Class A, Class M, Class C, Class I, and Class Z

May 10, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

AFST35-SUSTK-0124-100	January 2, 2024
1.9911600.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Fidelity® Sustainable Target Date 2035 Fund

Class Z6

May 10, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

FSTZ635-SUSTK-0124-100	January 2, 2024
1.9911601.100